ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Payables for purchase of property, equipment and software	¥ 1,464,086	$ 229,747	¥ 1,148,742
Payroll and welfare payables	288,613	45,290	204,732
Share consideration due to the original shareholders for business combination (Note 4)	214,577	33,672
Accrued service fees	62,498	9,807	47,572
Liability classified share-based payments (Note 4)	55,156	8,655
Payables for office supplies and utilities	54,056	8,483	38,485
Payables for acquisitions	47,805	7,502	47,805
Value-added tax and other taxes payable	25,092	3,938	10,473
Amounts due to the original shareholders for acquired entities	21,560	3,383	66,466
Interest payables	3,595	564	37,799
Others	61,051	9,579	29,489
Accrued expenses and other payables	¥ 2,298,089	$ 360,620	¥ 1,631,563